Operating Costs and Expenses (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and expenses [Line Items]
Construction cost	R$ 3,272,763	R$ 2,522,908	R$ 2,319,720
Materials And Supplies [Member]
Operating costs and expenses [Line Items]
Construction cost	1,930,887	1,519,486	1,409,633
Third Party Services [Member]
Operating costs and expenses [Line Items]
Construction cost	1,132,289	785,333	689,886
Personnel [Member]
Operating costs and expenses [Line Items]
Construction cost	170,184	170,749	184,246
Others [Member]
Operating costs and expenses [Line Items]
Construction cost	R$ 39,403	R$ 47,340	R$ 35,955